Fair Value of Financial Assets and Liabilities - Summary of Aggregate Deferred Day One Profit (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Balance at beginning of period	¥ 27,100	¥ 18,392
Increase due to new trades	18,402	32,487
Reduction due to redemption, sales or passage of time	(23,226)	(23,779)
Balance at end of period	¥ 22,276	¥ 27,100